Non-Current Financial Assets - Summary of Non-Current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non financial assets.
Non-current financial assets	€ 16,488	€ 6,033	€ 3,012
Deposits [member]
Disclosure of non financial assets.
Non-current financial assets	1,359	1,374	577
Pledged securities [member]
Disclosure of non financial assets.
Non-current financial assets	4,314	4,226	1,102
Liquidity contract [member]
Disclosure of non financial assets.
Non-current financial assets	1,051	€ 432	€ 1,333
Research tax credit [member]
Disclosure of non financial assets.
Non-current financial assets	€ 9,764